Pioneer Solutions – Balanced Fund

Schedule of Investments | October 31, 2021

Ticker Symbols:
Class A	PIALX
Class C	PIDCX
Class R	BALRX
Class Y	IMOYX

Shares		Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Value
	AFFILIATED ISSUERS - 99.6%*
	MUTUAL FUNDS - 97.1%
1,349,285	Pioneer Bond Fund Class K	$ –	$ (483)	$ 10,834	$ 11,047	$ 13,614,276
302,802	Pioneer Core Equity Fund Class K	1,235,385	(972,410)	1,193,986	–	8,221,093
156,526	Pioneer Disciplined Value Fund Class Y	–	102,107	–	–	3,022,523
214,738	Pioneer Equity Income Fund Class K	685,951	(370,995)	–	37,437	9,192,954
6,392,824	Pioneer Flexible Opportunities Fund Class K	212,966	982,605	–	317,730	92,312,380
108,364	Pioneer Fund Class K	89,112	109,905	582,718	4,392	4,727,929
126,581	Pioneer Fundamental Growth Fund Class K	133,417	31,921	878,704	–	4,718,942
3,232,728	Pioneer Global Equity Fund Class K	682,342	1,719,442	–	–	68,954,089
2,189,110	Pioneer International Equity Fund Class Y	115,435	1,620,445	–	–	62,520,968
11,042,137	Pioneer Multi-Asset Income Fund Class K	(11,839)	875,435	–	1,664,234	133,499,444
3,645,147	Pioneer Multi-Asset Ultrashort Income Fund Class K	90,562	(131,612)	–	170,341	35,467,281
297,685	Pioneer Strategic Income Fund Class K	–	(10,599)	–	23,601	3,393,610
	TOTAL MUTUAL FUNDS
	(Cost $363,229,684)	$ 3,233,331	$ 3,955,761	$ 2,666,242	$ 2,228,782	$ 439,645,489
	CLOSED-END FUND — 2.5%
1,345,927	Pioneer ILS Interval Fund	–	(296,104)	–	–	11,359,624
	TOTAL CLOSED-END FUND
	(Cost $11,400,001)	$ –	$ (296,104)	$ –	$ –	$ 11,359,624
	INVESTMENTS IN AFFILIATED ISSUERS
	(Cost $374,629,685)	$ 3,233,331	$ 3,659,657	$ 2,666,242	$ 2,228,782	$ 451,005,113
	OTHER ASSETS AND LIABILITIES - 0.4%					$ 1,779,964
	TOTAL NET ASSETS - 100.0%					$ 452,785,077

 * Affiliated funds managed by Amundi Asset Management US, Inc. (the “Adviser”).

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of October 31, 2021, in valuing the Fund's assets:

	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$ 439,645,489	$ 11,359,624	$ –	$ 451,005,113
Total	$ 439,645,489	$ 11,359,624	$ –	$ 451,005,113

During the three months ended October 31, 2021, there were no transfers in or out of Level 3.